                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ X ]; Amendment Number: 2
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [ X ]

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 1999 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 1999 BECAUSE SUCH HOLDINGS WERE DISCLOSED IN THE REPORTING MANAGER'S FORM 13F FOR THE QUARTER ENDED SEPTEMBER 30, 1999.

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740




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Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer       New York, New York    11/15/99
  _________________________  ____________________  _______________
    [Signature]                 [City, State]         [Date]
















































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Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     8

Form 13F Information Table Value Total:     $128,613
                                            [thousands]


The Institutional Investment Manager has requested confidential treatment for certain positions, which are omitted from this report and are being filed separately with the Securities and Exchange Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



















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
                                                            FORM 13F
                                                         March 31, 1999
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                 (SHARES)
                                              FAIR                      SHARED       (C)
                      TITLE      CUSIP        MARKET    SHRS OR   (A)   AS DEFINED   SHARED-   MANAGERS      (A)   (B)    (C)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----

Allegheny Energy, Inc. Com       017361106   33,246,500  1,127,000        1,127,000               1              1,127,000
American Elec Pwr Inc. Com       025537101   14,882,813    375,000          375,000               1                375,000
Nipsco Industries Inc.
  USD. $3.875 PIES     Pfd.      65473P303   11,392,800    225,600          225,600               1                225,600
Puget Sound Energy
  Inc.                 Com       745332106   18,784,406    814,500          814,500               1                814,500
Reliant Energy Inc.    Com       75952J108   11,329,369    434,700          434,700               1                434,700
Scana Corp             Com       805898103    7,920,275    365,200          365,200               1                365,200
Unicom Corp.           Com       904911104   22,851,563    625,000          625,000               1                625,000
Unisource Energy
  Corp.                Com       909205106    8,205,056    741,700          741,700               1                741,700

TOTAL                                       128,612,782  4,708,700
                                            ===========  =========






















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